SCHEDULE OF LEASE EXPENSE (Details) - Intec Pharma Ltd. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating lease expense	$ 501	$ 743
Short-term lease expense	15	102
Variable lease expense		2
Total lease expense	$ 516	$ 847